SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION
17.  SEGMENT INFORMATION

Prior to the third quarter of 2022, we operated as three reportable segments. During the third quarter of 2022, we reorganized our historical operating segments into five operating segments as described below. Additionally, during the third quarter of 2022, we modified our definition of Adjusted EBITDA to exclude the impact of interest costs on pension and other post-employment benefit (“OPEB”) liabilities. All segment data and related disclosures for earlier periods presented herein have been recast to reflect the new segment reporting structure.

Our reportable segments represent strategic business units comprised of investments in different types of infrastructure assets. We have five reportable segments which operate in infrastructure businesses across several market sectors, all in North America. Our reportable segments are (i) Railroad, (ii) Jefferson Terminal, (iii) Repauno, (iv) Power and Gas and (v) Sustainability and Energy Transition. The Railroad segment is comprised of five freight railroads and one switching company that provide rail service to certain manufacturing and production facilities, in addition to KRS, a railcar cleaning operation. The Jefferson Terminal segment consists of a multi-modal crude oil and refined products terminal and other related assets. The Repauno segment consists of a 1,630-acre deep-water port located along the Delaware River with an underground storage cavern, a new multipurpose dock, a rail-to-ship transloading system and multiple industrial development opportunities. The Power and Gas segment is comprised of an equity method investment in Long Ridge, which is a 1,660-acre multi-modal port located along the Ohio River with rail, dock, and multiple industrial development opportunities, including a power plant in operation. The Sustainability and Energy Transition segment is comprised of Aleon/Gladieux, Clean Planet, and CarbonFree, and all three investments are development stage businesses focused on sustainability and recycling.

Corporate and Other primarily consists of corporate general and administrative expenses, and management fees, all allocated from the Parent. Additionally, Corporate and Other includes an investment in an unconsolidated entity engaged in the acquisition and leasing of shipping containers and an investment in an operating company that provides roadside assistance services for the intermodal and over-the-road trucking industries.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The chief operating decision maker (“CODM”) evaluates investment performance for each reportable segment primarily based on Adjusted EBITDA.

Adjusted EBITDA is defined as net income (loss) attributable to Parent, adjusted (a) to exclude the impact of provision for (benefit from) income taxes, equity-based compensation expense, acquisition and transaction expenses, losses on the modification or extinguishment of debt and capital lease obligations, changes in fair value of non-hedge derivative instruments, asset impairment charges, incentive allocations, depreciation and amortization expense, interest expense and interest costs on pension and OPEB liabilities, (b) to include the impact of our pro-rata share of Adjusted EBITDA from unconsolidated entities, and (c) to exclude the impact of equity in earnings (losses) of unconsolidated entities and the non-controlling share of Adjusted EBITDA.

We believe that net income (loss) attributable to Parent, as defined by U.S. GAAP, is the most appropriate earnings measurement with which to reconcile Adjusted EBITDA. Adjusted EBITDA should not be considered as an alternative to net income (loss) attributable to Parent as determined in accordance with U.S. GAAP.

The following tables set forth certain information for each reportable segment:

I. For the Year Ended December 31, 2021

	Year Ended December 31, 2021
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Revenues
Total revenues	$62,250	$46,352	$11,617	$—	$—	$—	$120,219

Expenses
Operating expenses	35,824	48,255	14,304	99	—	59	98,541
General and administrative	—	—	—	—	—	8,737	8,737
Acquisition and transaction expenses	2,841	—	—	—	—	11,985	14,826
Management fees and incentive allocation to affiliate	—	—	—	—	—	15,638	15,638
Depreciation and amortization	8,951	36,013	9,052	—	—	—	54,016
Total expenses	47,616	84,268	23,356	99	—	36,419	191,758

Other (expense) income
Equity in (losses) earnings of unconsolidated entities	—	—	—	(13,597)	(372)	470	(13,499)
Gain on sale of assets, net	—	—	16	—	—	—	16
Interest expense	(60)	(14,812)	(1,147)	—	—	—	(16,019)
Other expense	(422)	(4,726)	—	(3,782)	—	—	(8,930)
Total other (expense) income	(482)	(19,538)	(1,131)	(17,379)	(372)	470	(38,432)
Income (loss) before income taxes	14,152	(57,454)	(12,870)	(17,478)	(372)	(35,949)	(109,971)
Provision for (benefit from) income taxes	64	229	—	(3,930)	—	7	(3,630)
Net income (loss)	14,088	(57,683)	(12,870)	(13,548)	(372)	(35,956)	(106,341)
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	—	(26,250)	(222)	—	—	—	(26,472)
Net income (loss) attributable to Parent	$14,088	$(31,433)	$(12,648)	$(13,548)	$(372)	$(35,956)	$(79,869)

The following table sets forth a reconciliation of Adjusted EBITDA to net loss attributable to Parent:

	Year Ended December 31, 2021
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Adjusted EBITDA	$26,449	$10,631	$(4,149)	$25,524	$(372)	$(24,372)	$33,711
Add: Non-controlling share of Adjusted EBITDA							12,508
Add: Equity in losses of unconsolidated entities							(13,499)
Less: Interest costs on pension and OPEB liabilities							(445)
Less: Pro-rata share of Adjusted EBITDA from unconsolidated entities							(29,095)
Less: Interest expense							(16,019)
Less: Depreciation and amortization expense							(54,016)
Less: Incentive allocations							—
Less: Asset impairment charges							—
Less: Changes in fair value of non-hedge derivative instruments							2,220
Less: Losses on the modification or extinguishment of debt and capital lease obligations							—
Less: Acquisition and transaction expenses							(14,826)
Less: Equity-based compensation expense							(4,038)
Less: Benefit from income taxes							3,630
Net loss attributable to Parent							$(79,869)

II. For the Year Ended December 31, 2020

	Year Ended December 31, 2020
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Revenues
Total revenues	$4,424	$60,283	$3,855	$—	$—	$—	$68,562

Expenses
Operating expenses	5,992	53,072	8,971	1,356	—	—	69,391
General and administrative	—	—	—	—	—	8,522	8,522
Acquisition and transaction expenses	—	—	—	907	—	751	1,658
Management fees and incentive allocation to affiliate	—	—	—	—	—	13,073	13,073
Depreciation and amortization	583	29,034	1,497	—	—	—	31,114
Total expenses	6,575	82,106	10,468	2,263	—	22,346	123,758

Other (expense) income
Equity in (losses) earnings of unconsolidated entities	—	—	—	(3,222)	—	115	(3,107)
Loss on sale of assets, net	—	(8)	—	—	—	—	(8)
Loss on extinguishment of debt	—	(4,724)	—	—	—	—	(4,724)
Interest expense	(3)	(9,426)	(1,335)	—	—	—	(10,764)
Other income	—	92	—	—	—	—	92
Total other (expense) income	(3)	(14,066)	(1,335)	(3,222)	—	115	(18,511)
Loss before income taxes	(2,154)	(35,889)	(7,948)	(5,485)	—	(22,231)	(73,707)
Provision for (benefit from) income taxes	—	278	—	(2,265)	—	3	(1,984)
Net loss	(2,154)	(36,167)	(7,948)	(3,220)	—	(22,234)	(71,723)
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	—	(16,483)	(39)	—	—	—	(16,522)
Net loss attributable to Parent	$(2,154)	$(19,684)	$(7,909)	$(3,220)	$—	$(22,234)	$(55,201)

The following table sets forth a reconciliation of Adjusted EBITDA to net loss attributable to Parent:

	Year Ended December 31, 2020
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Adjusted EBITDA	$(1,568)	$16,118	$(4,548)	$1,948	$—	$(21,759)	$(9,809)
Add: Non-controlling share of Adjusted EBITDA							9,637
Add: Equity in losses of unconsolidated entities							(3,107)
Less: Interest costs on pension and OPEB liabilities							—
Less: Pro-rata share of Adjusted EBITDA from unconsolidated entities							(3,140)
Less: Interest expense							(10,764)
Less: Depreciation and amortization expense							(31,114)
Less: Incentive allocations							—
Less: Asset impairment charges							—
Less: Changes in fair value of non-hedge derivative instruments							(181)
Less: Losses on the modification or extinguishment of debt and capital lease obligations							(4,724)
Less: Acquisition and transaction expenses							(1,658)
Less: Equity-based compensation expense							(2,325)
Less: Benefit from income taxes							1,984
Net loss attributable to Parent							$(55,201)

III. For the Year Ended December 31, 2019

	Year Ended December 31, 2019
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Revenues
Total revenues	$2,917	$204,348	$7,886	$14,301	$—	$—	$229,452

Expenses
Operating expenses	4,549	231,506	9,599	15,255	—	—	260,909
General and administrative	—	—	—	—	—	7,469	7,469
Acquisition and transaction expenses	—	—	—	5,008	—	4,126	9,134
Management fees and incentive allocation to affiliate	—	—	—	—	—	16,541	16,541
Depreciation and amortization	405	22,873	1,480	8,370	—	—	33,128
Asset impairment	—	—	—	4,726	—	—	4,726
Total expenses	4,954	254,379	11,079	33,359	—	28,136	331,907

Other income (expense)
Equity in losses of unconsolidated entities	—	(292)	—	(192)	—	(62)	(546)
Gain on sale of assets, net	—	4,636	—	116,660	—	—	121,296
Interest expense	(6)	(16,189)	(1,373)	(339)	—	—	(17,907)
Other income	6	752	—	2,098	—	1	2,857
Total other (expense) income	—	(11,093)	(1,373)	118,227	—	(61)	105,700
(Loss) income before income taxes	(2,037)	(61,124)	(4,566)	99,169	—	(28,197)	3,245
Provision for (benefit from) income taxes	—	284	—	14,106	—	(6)	14,384
Net (loss) income	(2,037)	(61,408)	(4,566)	85,063	—	(28,191)	(11,139)
Less: Net loss attributable to non-controlling interests in consolidated subsidiaries	—	(17,356)	(215)	—	—	—	(17,571)
Net (loss) income attributable to Parent	$(2,037)	$(44,052)	$(4,351)	$85,063	$—	$(28,191)	$6,432

The following table sets forth a reconciliation of Adjusted EBITDA to net income attributable to Parent:

	Year Ended December 31, 2019
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Adjusted EBITDA	$(1,626)	$(6,160)	$(1,082)	$115,842	$—	$(18,251)	$88,723
Add: Non-controlling share of Adjusted EBITDA							9,859
Add: Equity in losses of unconsolidated entities							(546)
Less: Interest costs on pension and OPEB liabilities							—
Less: Pro-rata share of Adjusted EBITDA from unconsolidated entities							(442)
Less: Interest expense							(17,907)
Less: Depreciation and amortization expense							(33,128)
Less: Incentive allocations							(5,819)
Less: Asset impairment charges							(4,726)
Less: Changes in fair value of non-hedge derivative instruments							(4,555)
Less: Losses on the modification or extinguishment of debt and capital lease obligations							—
Less: Acquisition and transaction expenses							(9,134)
Less: Equity-based compensation expense							(1,509)
Less: Provision for income taxes							(14,384)
Net income attributable to Parent							$6,432

IV. Balance Sheet

The following tables sets forth the summarized balance sheet. All property, plant and equipment and leasing equipment are located in North America.

	December 31, 2021
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Current assets	$72,965	$296,753	$34,943	$357	$7,680	$286	$412,984
Non-current assets	695,632	987,678	281,599	—	53,152	11,256	2,029,317
Total assets	768,597	1,284,431	316,542	357	60,832	11,542	2,442,301

Debt, net	—	693,624	25,000	—	—	—	718,624

Current liabilities	56,690	67,612	5,135	19	—	11	129,467
Non-current liabilities	52,180	753,113	27,965	17,530	—	—	850,788
Total liabilities	108,870	820,725	33,100	17,549	—	11	980,255

Non-controlling interests in equity of consolidated subsidiaries	—	(2,604)	1,888	—	—	625	(91)

Total equity	659,727	463,706	283,442	(17,192)	60,832	11,531	1,462,046

Total liabilities and equity	$768,597	$1,284,431	$316,542	$357	$60,832	$11,542	$2,442,301

	December 31, 2020
		Ports and Terminals
	Railroad	Jefferson Terminal	Repauno	Power and Gas	Sustainability and Energy Transition	Corporate and Other	Total
Current assets	$1,293	$79,288	$2,928	$8	$—	$998	$84,515
Non-current assets	5,320	910,640	270,642	126,639	—	1,254	1,314,495
Total assets	6,613	989,928	273,570	126,647	—	2,252	1,399,010

Debt, net	—	253,473	25,000	—	—	—	278,473

Current liabilities	809	52,242	29,271	32	—	3	82,357
Non-current liabilities	—	313,387	3,000	4,869	—	—	321,256
Total liabilities	809	365,629	32,271	4,901	—	3	403,613

Non-controlling interests in equity of consolidated subsidiaries	—	20,947	1,396	—	—		22,343

Total equity	5,804	624,299	241,299	121,746	—	2,249	995,397

Total liabilities and equity	$6,613	$989,928	$273,570	$126,647	$—	$2,252	$1,399,010